Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The following are related party transactions for the six months ended June 30, 2024 and 2023.

	2024	2023
	(Unaudited)	(Unaudited)
Cost of revenues	$-	$8,663
Fengqi (Beijing) Zhineng Technology Co., Ltd (1)	-	8,663

(1)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of nil and $8,663 for the six months ended June 30, 2024 and 2023, respectively.